BORROWINGS (Details) - Convertible debt - USD ($)	Jul. 23, 2021	Dec. 31, 2022	Dec. 31, 2021
Bank loan borrowings [line items]
Principal amount	$ 30,000,000
Annual interest rate	8.00%
Debt conversion price (in dollars per share)	$ 0.0632
Debt Instrument recognized as equity component	$ 683,000
Unamortized discount		$ 195,000	$ 524,000